Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table provides information required by Item 402(v) of Regulation S-K, and sets forth information about the relationship between executive compensation actually paid and certain financial performance of the company. Compensation Actually Paid (CAP) in the table below does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, CAP is calculated as summary compensation table total compensation adjusted to include the fair market value of equity awards as of December 31, 2023 or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards (if any). For purposes of the disclosure below, no pension valuation adjustments were required and no dividends or interest were accrued.

The Board of Directors and the Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to non-PEO Named Executive Officers(3)	Value of Initial Fixed $100 Investment Based On:		Net Loss ($ Millions)(6)	Adjusted EBITDA ($ Millions)(7)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2023	$1,003,071	$353,054	$670,019	$370,881	$220.13	$235.90	(71.49)	$17.13
2022	$1,570,438	$2,996,032	$932,371	$1,432,239	$402.60	$188.26	(5.25)	$160.99
2021	$730,995	$2,755,731	$563,315	$1,948,979	$294.16	$160.80	(20.61)	$21.60
2020	$612,261	$305,849	$443,122	$252,526	$46.22	$98.05	(30.76)	($2.8)

(1)	Benjamin P. Cowart was our CEO (our Principal Executive Officer (PEO)) for each of the years presented. The amount reported for each year are the amounts of total compensation reported for Mr. Cowart in the “Total” column of the “Summary Executive Compensation Table”, above.

(2)	During 2023, our non-CEO Named Executive Officers (NEOs) consisted of Chris Carlson, Chief Financial Officer, James Rhame, Chief Operating Officer, Alvaro Ruiz, Chief Strategy Officer, and Douglas Haugh, Chief Commercial Officer. During 2022, our non-CEO Named Executive Officers (NEOs) consisted of Chris Carlson, Chief Financial Officer, James Rhame, Chief Operating Officer, John Strickland, Former Chief Operating Officer and Alvaro Ruiz, Chief Strategy Officer. During 2021 and 2020, our non-CEO NEOs consisted of Chris Carlson, Chief Financial Officer, and John Strickland, Former Chief Operating Officer.

(3)	Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable persons during 2023, 2022, 2021 or 2020. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments set forth below were made to Mr. Cowart’s total compensation and to the total compensation of the non-PEO NEOs, for 2023, 2022, 2021 and 2020, to determine the compensation actually paid. No pension plan payments were made to the PEO or the non-PEO NEOs during 2023, 2022, 2021 or 2020.

Adjustments to Determine Compensation Actually Paid ($) for PEO	2023	2022	2021	2020
Reported Summary Compensation Table (SCT) total for PEO	1,003,071	1,570,438	730,995	612,261
Deduction for amounts reported under the “Option Awards” column in the SCT	(228,000)	(264,711)	(120,138)	(99,854)
Increase for fair value of awards granted during the year that remain unvested as of year end	103,530	114,239	349,224	94,315
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to the year that they were outstanding and unvested as of year end	(1,134,454)	(276,952)	1,091,265	(218,280)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to the year that vested during the year	608,907	1,853,018	704,385	(82,593)

Increase for value of dividends paid (accrued) on equity awards not otherwise reflected in fair value of awards	—	—	—	—
Total adjustments	(650,017)	1,425,594	2,024,736	(306,412)
Compensation actually paid to PEO	353,054	2,996,032	2,755,731	305,849

Adjustments to Determine Average Compensation Actually Paid ($) for Non-PEO NEOs	2023	2022	2021	2020
Reported Average SCT Total for Non-PEO NEOs	670,019	932,371	563,315	443,122
Deduction for amounts reported under the “Option Awards” column in the SCT	(272,917)	(49,822)	(87,190)	(84,777)
Increase for fair value of awards granted during the year that remain unvested as of year end	123,925	18,450	201,416	73,694
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to the year that were outstanding and unvested as of year end	(368,987)	(96,342)	777,618	(130,198)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to the year that vested during the year	218,841	627,582	493,820	(49,316)
Increase for value of dividends paid (accrued) on equity awards not otherwise reflected in fair value of awards	—	—	—	—
Total adjustments	(299,138)	499,868	1,385,664	(190,597)
Average compensation actually paid to Non-PEO NEOs	370,881	1,432,239	1,948,979	252,526

Note that the amounts reflected for the “Other NEOs” is an average. For each covered fiscal year, there were no equity awards that failed to meet vesting conditions in the year; there were no Stock Awards; there were no pension benefits; and no dividends were paid on unvested awards. Additionally, the methodology for the valuation assumptions used to calculate the fair value of the equity awards is the same as that used to determine the aggregate grant date fair values disclosed in the “Summary Executive Compensation Table”, though with adjustments for the applicable time period. We do not view these adjustments as material differences in the assumptions. As disclosed in the “Summary Executive Compensation Table”, the assumptions used to calculate the aggregate grant date fair values reflected in that table are included in footnotes to our consolidated financial statements in our annual reports on Form 10-K for the years ended December 31, 2023, December 31, 2022 and December 31, 2021.

(4)	Assumes $100 invested in our common shares on December 31, 2019, and calculated by based on the difference between the share price of our common stock at the end and the beginning of the measurement period, and reinvestment of all dividends.

(5)	The peer group used by the Company consists of the companies used in the Company’s performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2023, namely, Heritage-Crystal Clean (through December 31, 2022), Calumet Specialty Products Partners L.P., Par Pacific Holdings, Inc., Aemetis, Inc., Clean Energy Fuels, Corp. and Clean Harbors, Inc.

(6)	The dollar amounts reported represent the amount of net income (loss) attributable to common stockholders reflected in our consolidated audited financial statements for the applicable year.

(7)	Adjusted EBITDA is defined as earnings before interest, taxes, depreciation, and amortization (EBITDA), and before other income, impairment loss on assets, unrealized (gain)/loss on hedging activities, (gain)/loss on hedge roll (backwardation), environmental clean-up reserve, loss (gain) on change in value of derivative warrant liability, unrealized (gain) loss on derivative instruments, gain (loss) on intermediation agreement, Shell transaction related and acquisition expenses and stock-based compensation expense (for continued and discontinued operations) and other unusual or non-recurring items. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(2)	During 2023, our non-CEO Named Executive Officers (NEOs) consisted of Chris Carlson, Chief Financial Officer, James Rhame, Chief Operating Officer, Alvaro Ruiz, Chief Strategy Officer, and Douglas Haugh, Chief Commercial Officer. During 2022, our non-CEO Named Executive Officers (NEOs) consisted of Chris Carlson, Chief Financial Officer, James Rhame, Chief Operating Officer, John Strickland, Former Chief Operating Officer and Alvaro Ruiz, Chief Strategy Officer. During 2021 and 2020, our non-CEO NEOs consisted of Chris Carlson, Chief Financial Officer, and John Strickland, Former Chief Operating Officer.

Peer Group Issuers, Footnote [Text Block]		The peer group used by the Company consists of the companies used in the Company’s performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2023, namely, Heritage-Crystal Clean (through December 31, 2022), Calumet Specialty Products Partners L.P., Par Pacific Holdings, Inc., Aemetis, Inc., Clean Energy Fuels, Corp. and Clean Harbors, Inc.
PEO Total Compensation Amount	[1]	$ 1,003,071	$ 1,570,438	$ 730,995	$ 612,261
PEO Actually Paid Compensation Amount	[2]	$ 353,054	2,996,032	2,755,731	305,849
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Determine Compensation Actually Paid ($) for PEO	2023	2022	2021	2020
Reported Summary Compensation Table (SCT) total for PEO	1,003,071	1,570,438	730,995	612,261
Deduction for amounts reported under the “Option Awards” column in the SCT	(228,000)	(264,711)	(120,138)	(99,854)
Increase for fair value of awards granted during the year that remain unvested as of year end	103,530	114,239	349,224	94,315
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to the year that they were outstanding and unvested as of year end	(1,134,454)	(276,952)	1,091,265	(218,280)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to the year that vested during the year	608,907	1,853,018	704,385	(82,593)

Increase for value of dividends paid (accrued) on equity awards not otherwise reflected in fair value of awards	—	—	—	—
Total adjustments	(650,017)	1,425,594	2,024,736	(306,412)
Compensation actually paid to PEO	353,054	2,996,032	2,755,731	305,849

Non-PEO NEO Average Total Compensation Amount	[3]	$ 670,019	932,371	563,315	443,122
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 370,881	1,432,239	1,948,979	252,526
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Determine Average Compensation Actually Paid ($) for Non-PEO NEOs	2023	2022	2021	2020
Reported Average SCT Total for Non-PEO NEOs	670,019	932,371	563,315	443,122
Deduction for amounts reported under the “Option Awards” column in the SCT	(272,917)	(49,822)	(87,190)	(84,777)
Increase for fair value of awards granted during the year that remain unvested as of year end	123,925	18,450	201,416	73,694
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to the year that were outstanding and unvested as of year end	(368,987)	(96,342)	777,618	(130,198)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to the year that vested during the year	218,841	627,582	493,820	(49,316)
Increase for value of dividends paid (accrued) on equity awards not otherwise reflected in fair value of awards	—	—	—	—
Total adjustments	(299,138)	499,868	1,385,664	(190,597)
Average compensation actually paid to Non-PEO NEOs	370,881	1,432,239	1,948,979	252,526

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

As described in greater detail in “Executive and Director Compensation – Compensation Discussion and Analysis” above, the Company’s executive compensation program reflects an alignment to shareholder interest. The metrics used for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders.

The following provides a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to company performance. For more information, see “Executive and Director Compensation – Compensation Discussion and Analysis.” Although we do not in practice use any performance measures to link compensation “actually paid” (as calculated herein) to Company performance, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation Committee to determine NEO compensation, as more fully described in “Executive and Director Compensation – Compensation Discussion and Analysis.”

Financial Performance Measures

●	Equity Shareholder Value

●	Earnings Per Share Growth

●	Working Capital

●	EBITDA

Operational Performance Measures

●	Compliance

●	Health & Safety

●	Strategy

Total Shareholder Return Amount	[4]	$ 220.13	402.60	294.16	46.22
Peer Group Total Shareholder Return Amount	[5]	235.90	188.26	160.80	98.05
Net Income (Loss) Attributable to Parent	[6]	$ (71,490,000)	$ (5,250,000)	$ (20,610,000)	$ (30,760,000)
Company Selected Measure Amount	[7]	17,130,000	160,990,000	21,600,000	(2,800,000)
PEO Name		Benjamin P. Cowart	Benjamin P. Cowart	Benjamin P. Cowart	Benjamin P. Cowart
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Equity Shareholder Value
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Earnings Per Share Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Working Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		EBITDA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Compliance
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Health & Safety
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Strategy
PEO [Member] | Deduction for amounts reported under the “Option Awards” column in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (228,000)	$ (264,711)	$ (120,138)	$ (99,854)
PEO [Member] | Increase for fair value of awards granted during the year that remain unvested as of year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		103,530	114,239	349,224	94,315
PEO [Member] | Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to the year that they were outstanding and unvested as of year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,134,454)	(276,952)	1,091,265	(218,280)
PEO [Member] | Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to the year that vested during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		608,907	1,853,018	704,385	(82,593)
PEO [Member] | Increase for value of dividends paid (accrued) on equity awards not otherwise reflected in fair value of awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Total adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(650,017)	1,425,594	2,024,736	(306,412)
Non-PEO NEO [Member] | Deduction for amounts reported under the “Option Awards” column in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(272,917)	(49,822)	(87,190)	(84,777)
Non-PEO NEO [Member] | Increase for fair value of awards granted during the year that remain unvested as of year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		123,925	18,450	201,416	73,694
Non-PEO NEO [Member] | Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to the year that vested during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		218,841	627,582	493,820	(49,316)
Non-PEO NEO [Member] | Increase for value of dividends paid (accrued) on equity awards not otherwise reflected in fair value of awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(299,138)	499,868	1,385,664	(190,597)
Non-PEO NEO [Member] | Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to the year that were outstanding and unvested as of year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (368,987)	$ (96,342)	$ 777,618	$ (130,198)

[1]	Benjamin P. Cowart was our CEO (our Principal Executive Officer (PEO)) for each of the years presented. The amount reported for each year are the amounts of total compensation reported for Mr. Cowart in the “Total” column of the “”, above.
[2]	Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable persons during 2023, 2022, 2021 or 2020. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments set forth below were made to Mr. Cowart’s total compensation and to the total compensation of the non-PEO NEOs, for 2023, 2022, 2021 and 2020, to determine the compensation actually paid. No pension plan payments were made to the PEO or the non-PEO NEOs during 2023, 2022, 2021 or 2020.
[3]	During 2023, our non-CEO Named Executive Officers (NEOs) consisted of Chris Carlson, Chief Financial Officer, James Rhame, Chief Operating Officer, Alvaro Ruiz, Chief Strategy Officer, and Douglas Haugh, Chief Commercial Officer. During 2022, our non-CEO Named Executive Officers (NEOs) consisted of Chris Carlson, Chief Financial Officer, James Rhame, Chief Operating Officer, John Strickland, Former Chief Operating Officer and Alvaro Ruiz, Chief Strategy Officer. During 2021 and 2020, our non-CEO NEOs consisted of Chris Carlson, Chief Financial Officer, and John Strickland, Former Chief Operating Officer.
[4]	Assumes $100 invested in our common shares on December 31, 2019, and calculated by based on the difference between the share price of our common stock at the end and the beginning of the measurement period, and reinvestment of all dividends.
[5]	The peer group used by the Company consists of the companies used in the Company’s performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2023, namely, Heritage-Crystal Clean (through December 31, 2022), Calumet Specialty Products Partners L.P., Par Pacific Holdings, Inc., Aemetis, Inc., Clean Energy Fuels, Corp. and Clean Harbors, Inc.
[6]	The dollar amounts reported represent the amount of net income (loss) attributable to common stockholders reflected in our consolidated audited financial statements for the applicable year.
[7]	Adjusted EBITDA is defined as earnings before interest, taxes, depreciation, and amortization (EBITDA), and before other income, impairment loss on assets, unrealized (gain)/loss on hedging activities, (gain)/loss on hedge roll (backwardation), environmental clean-up reserve, loss (gain) on change in value of derivative warrant liability, unrealized (gain) loss on derivative instruments, gain (loss) on intermediation agreement, Shell transaction related and acquisition expenses and stock-based compensation expense (for continued and discontinued operations) and other unusual or non-recurring items. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.